CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Preferred Stock Series A [Member]		Preferred Stock Series B [Member]		Common Stock [Member]		Subscription Receivable [Member] [1]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Jul. 31, 2022		$ 0	[1]	$ 0	[1]	$ 150	[1]	$ (50,000)	$ 82,732	$ 64,689	$ 7,188	$ 104,759
Beginning balance, shares at Jul. 31, 2022		0		0		1,500,000	[1]
RQS United Subscription receivable			[1]		[1]		[1]	50,000				50,000
Capital contribution			[1]		[1]		[1]		65,650			65,650
Payments of Shenzhen China rent by related parties (Note 3)			[1]		[1]		[1]		16,580			16,580
Stock compensation issued			[1]		[1]	$ 70	[1]		209,930			210,000
Stock compensation issued, shares	[1]					700,000
Reverse merger adjustment		$ 8	[1]		[1]	$ 370	[1]		(369,910)			(369,532)
Reverse merger adjustment, shares		80,000				3,703,481	[1]
Net income			[1]		[1]		[1]			(341,210)	(14,879)	(356,089)
Ending balance, value at Jul. 31, 2023		$ 8	[1]	$ 0	[1]	$ 590	[1]	0	4,982	(276,521)	(7,691)	(278,632)
Ending balance, shares at Jul. 31, 2023		80,000		0		5,903,481	[1]
Conversion of liabilities to common stock			[1]		[1]	$ 44	[1]		445,065			445,109
Conversion of liabilities to common stock, shares	[1]					445,109
Conversion of preferred stock to common stock		$ (8)	[1]		[1]	$ 800	[1]		(792)
Conversion of preferred stock to common stock, shares		(80,000)				8,000,000	[1]
Common stock private offering			[1]		[1]	$ 44	[1]		433,169			433,213
Common stock private offering, shares	[1]					433,213
Preferred stock private offering			[1]	$ 8	[1]		[1]		79,992			80,000
Preferred stock private offering, shares				80,000
Net income			[1]		[1]		[1]			54,450	55,870	110,320
Ending balance, value at Jul. 31, 2024		$ 0	[1]	$ 8	[1]	$ 1,478	[1]	$ 0	$ 962,416	$ (222,071)	$ 48,179	$ 790,010
Ending balance, shares at Jul. 31, 2024		0		80,000		14,781,803	[1]

[1]	Shares are presented on a retroactive basis to reflect the reorganization on March 3, 2023